Loans to Customers, net - Allowance for loan losses associated with impaired loans and with non-impaired loans (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Allowances for impaired loans associated with impaired loans and with non-impaired loans
Total allowances for loan losses	$ (40,550,009)	$ (24,955,692)	$ (24,843,655)	$ (24,022,983)
Accumulated Amortization and Impairment
Allowances for impaired loans associated with impaired loans and with non-impaired loans
Provision for not yet identified but incurred impairment		(247,119)	(255,353)
Total allowances for loan losses		495,821	554,769	550,443
Accumulated Amortization and Impairment | Total provision
Allowances for impaired loans associated with impaired loans and with non-impaired loans
Allowances for impaired loans		(248,702)	(299,416)
Total allowances for loan losses		495,821	554,769	550,443	$ 490,558
Accumulated Amortization and Impairment | Individual Provision
Allowances for impaired loans associated with impaired loans and with non-impaired loans
Allowances for impaired loans		(57,486)	(106,456)
Total allowances for loan losses		110,722	164,662	212,424
Accumulated Amortization and Impairment | Group Provision
Allowances for impaired loans associated with impaired loans and with non-impaired loans
Allowances for impaired loans		(191,216)	(192,960)
Total allowances for loan losses		$ 385,099	$ 390,107	$ 338,019